INVESTMENTS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Cost at beginning of year	$ 263,331	$ 284,473	$ 263,331
Contributed to the Company by it's CEO	0	125,331
Received as management fees	0	1,500
Other than temporary decline in available-for-sale securities	0	(147,973)
Cost at end of year	263,331	263,331	263,331
Unrealized gain (loss)	(206,382)	55,022	(230,146)
Total	$ 56,949	$ 318,353	$ 33,185